Other current assets	12 Months Ended
Jun. 30, 2019
Other current assets.
Other current assets

13    Other current assets

		2018	2019
	Note	RMB	RMB
Prepayments		11,913	15,476
Contract costs	3(b)	—	9,360
Advances to employees		2,122	3,687
Deductible VAT		—	1,091
Other receivables due from third parties		1,147	2,092
Total		15,182	31,706